Significant accounting policies - General (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Voting rights in joint ventures and affiliated companies
Outstanding supplier finance obligation included in accounts payable, trade	$ 415	$ 477
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating cycle of a portion of the Company's activities	1 year
Voting rights in joint ventures and affiliated companies
Percent of tax benefit likely to be realized upon ultimate settlement	50.00%
Long-term leases terms	12 months
Short-term leases terms	12 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating cycle of a portion of the Company's activities	1 year
Voting rights in joint ventures and affiliated companies
Lease renewal term	5 years
Short-term leases terms	12 months
Factories and office buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	30 years
Factories and office buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	40 years
Other facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	15 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	15 years
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	3 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment, average	8 years